FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - Cash flow hedges - Interest rate risk - USD ($)	Dec. 29, 2019	Dec. 30, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 250,000,000
Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150,000,000	$ 150,000,000
Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	75,000,000	75,000,000
Floating-to-fixed interest rate swap, maturing on August 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000
Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 50,000,000	$ 50,000,000
Fixed rate | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.96%	0.96%
Fixed rate | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.85%	2.85%
Fixed rate | Floating-to-fixed interest rate swap, maturing on August 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.51%
Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.18%	1.18%
Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.34%	1.34%
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 3,676,000	$ 12,952,000
Financial assets included in prepaid expenses, deposits and other current assets | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,379,000	5,500,000
Financial assets included in prepaid expenses, deposits and other current assets | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial assets included in prepaid expenses, deposits and other current assets | Floating-to-fixed interest rate swap, maturing on August 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	252,000
Financial assets included in prepaid expenses, deposits and other current assets | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	866,000	3,070,000
Financial assets included in prepaid expenses, deposits and other current assets | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,179,000	4,382,000
Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(2,059,000)	(521,000)
Accounts payable and accrued liabilities (1) | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Accounts payable and accrued liabilities (1) | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(1,817,000)	(521,000)
Accounts payable and accrued liabilities (1) | Floating-to-fixed interest rate swap, maturing on August 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	(242,000)
Accounts payable and accrued liabilities (1) | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Accounts payable and accrued liabilities (1) | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 0